Quarterly Holdings Report
for

Fidelity® Equity-Income K6 Fund

April 30, 2021

EQU-K6-QTLY-0621
1.9893874.101

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
COMMUNICATION SERVICES - 9.4%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	7,731	$242,831
Verizon Communications, Inc.	8,771	506,876
		749,707
Entertainment - 2.8%
Activision Blizzard, Inc.	3,945	359,745
The Walt Disney Co. (a)	11,503	2,139,788
		2,499,533
Interactive Media & Services - 1.2%
Alphabet, Inc. Class A (a)	447	1,052,015
Media - 3.4%
Comcast Corp. Class A	32,835	1,843,685
Interpublic Group of Companies, Inc.	20,218	641,922
Shaw Communications, Inc. Class B	3,054	88,453
WPP PLC	33,044	445,503
		3,019,563
Wireless Telecommunication Services - 1.1%
Rogers Communications, Inc. Class B (non-vtg.)	1,690	83,239
T-Mobile U.S., Inc.	6,403	846,028
		929,267

TOTAL COMMUNICATION SERVICES		8,250,085

CONSUMER DISCRETIONARY - 8.9%
Hotels, Restaurants & Leisure - 1.7%
McDonald's Corp.	4,302	1,015,616
Starbucks Corp.	4,085	467,692
		1,483,308
Household Durables - 1.1%
Lennar Corp. Class A	4,550	471,380
Tempur Sealy International, Inc.	13,567	517,445
		988,825
Internet & Direct Marketing Retail - 0.3%
eBay, Inc.	4,559	254,347
Multiline Retail - 2.2%
Dollar Tree, Inc. (a)	3,704	425,590
Kohl's Corp.	7,584	444,877
Nordstrom, Inc. (a)	5,910	216,779
Target Corp.	4,056	840,647
		1,927,893
Specialty Retail - 2.7%
Best Buy Co., Inc.	2,347	272,886
Burlington Stores, Inc. (a)	1,479	482,642
Dick's Sporting Goods, Inc.	2,936	242,455
Lowe's Companies, Inc.	1,215	238,444
The Home Depot, Inc.	2,740	886,856
TJX Companies, Inc.	3,916	278,036
		2,401,319
Textiles, Apparel & Luxury Goods - 0.9%
PVH Corp.	2,490	281,818
Tapestry, Inc.	10,755	514,627
		796,445

TOTAL CONSUMER DISCRETIONARY		7,852,137

CONSUMER STAPLES - 7.5%
Beverages - 1.6%
Diageo PLC	7,002	314,330
Keurig Dr. Pepper, Inc.	6,257	224,313
The Coca-Cola Co.	16,600	896,068
		1,434,711
Food & Staples Retailing - 2.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	4,884	165,495
BJ's Wholesale Club Holdings, Inc. (a)	4,897	218,749
Costco Wholesale Corp.	700	260,463
Kroger Co.	9,431	344,609
Sysco Corp.	6,101	516,938
Walmart, Inc.	7,129	997,418
		2,503,672
Food Products - 1.7%
Bunge Ltd.	3,146	265,585
Lamb Weston Holdings, Inc.	5,367	432,044
Mondelez International, Inc.	9,529	579,458
Nestle SA (Reg. S)	1,921	229,234
		1,506,321
Household Products - 1.3%
Procter & Gamble Co.	8,573	1,143,810

TOTAL CONSUMER STAPLES		6,588,514

ENERGY - 8.1%
Oil, Gas & Consumable Fuels - 8.1%
BP PLC	51,329	214,881
Canadian Natural Resources Ltd.	10,091	306,305
Chevron Corp.	13,672	1,409,173
ConocoPhillips Co.	11,465	586,320
Enterprise Products Partners LP	17,853	410,798
Exxon Mobil Corp.	26,486	1,516,059
Imperial Oil Ltd.	27,268	787,547
Phillips 66 Co.	6,624	535,948
Suncor Energy, Inc.	39,963	854,759
Valero Energy Corp.	5,979	442,207
		7,063,997
FINANCIALS - 21.1%
Banks - 13.0%
Bank of America Corp.	59,616	2,416,236
Citigroup, Inc.	23,147	1,648,992
Huntington Bancshares, Inc.	22,375	342,785
JPMorgan Chase & Co.	21,236	3,266,311
M&T Bank Corp.	6,829	1,076,865
PNC Financial Services Group, Inc.	4,040	755,278
Wells Fargo & Co.	42,763	1,926,473
		11,432,940
Capital Markets - 1.8%
BlackRock, Inc. Class A	1,185	970,871
KKR & Co. LP	10,670	603,709
		1,574,580
Consumer Finance - 2.2%
Capital One Financial Corp.	12,704	1,893,912
Insurance - 4.1%
American Financial Group, Inc.	3,919	481,488
American International Group, Inc.	4,554	220,641
Chubb Ltd.	6,391	1,096,632
Hartford Financial Services Group, Inc.	4,189	276,306
Old Republic International Corp.	15,599	384,047
The Travelers Companies, Inc.	7,511	1,161,651
		3,620,765

TOTAL FINANCIALS		18,522,197

HEALTH CARE - 12.4%
Biotechnology - 2.0%
AbbVie, Inc.	7,643	852,195
Amgen, Inc.	3,937	943,463
		1,795,658
Health Care Equipment & Supplies - 2.3%
Becton, Dickinson & Co.	2,308	574,253
Danaher Corp.	5,674	1,440,856
		2,015,109
Health Care Providers & Services - 1.7%
Cigna Corp.	2,608	649,418
UnitedHealth Group, Inc.	2,055	819,534
		1,468,952
Pharmaceuticals - 6.4%
AstraZeneca PLC (United Kingdom)	4,248	452,174
Bristol-Myers Squibb Co.	17,845	1,113,885
Eli Lilly & Co.	5,427	991,893
Johnson & Johnson	10,597	1,724,450
Roche Holding AG (participation certificate)	1,342	437,701
Royalty Pharma PLC	1,039	45,716
Sanofi SA	7,883	826,472
		5,592,291

TOTAL HEALTH CARE		10,872,010

INDUSTRIALS - 11.0%
Aerospace & Defense - 1.6%
Northrop Grumman Corp.	2,026	718,095
The Boeing Co. (a)	2,896	678,562
		1,396,657
Air Freight & Logistics - 1.2%
Deutsche Post AG	4,878	287,300
United Parcel Service, Inc. Class B	3,748	764,067
		1,051,367
Building Products - 0.6%
Johnson Controls International PLC	8,056	502,211
Commercial Services & Supplies - 0.3%
Waste Connection, Inc. (Canada)	2,104	250,635
Electrical Equipment - 0.9%
AMETEK, Inc.	5,986	807,691
Industrial Conglomerates - 2.5%
General Electric Co.	81,949	1,075,171
Roper Technologies, Inc.	1,883	840,647
Siemens AG	1,994	332,669
		2,248,487
Machinery - 1.7%
Crane Co.	1,581	148,709
Fortive Corp.	4,195	297,090
ITT, Inc.	4,848	457,215
Nordson Corp.	1,079	228,111
Otis Worldwide Corp.	2,369	184,474
Snap-On, Inc.	867	205,999
		1,521,598
Marine - 0.3%
A.P. Moller - Maersk A/S Series B	97	241,300
Professional Services - 0.4%
Equifax, Inc.	1,405	322,068
Road & Rail - 1.0%
Norfolk Southern Corp.	3,072	857,825
Trading Companies & Distributors - 0.4%
Watsco, Inc.	1,301	381,011
Transportation Infrastructure - 0.1%
Aena Sme SA (a)(b)	600	104,379

TOTAL INDUSTRIALS		9,685,229

INFORMATION TECHNOLOGY - 8.5%
Communications Equipment - 1.5%
Cisco Systems, Inc.	25,928	1,319,994
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	1,906	256,300
IT Services - 1.3%
Amdocs Ltd.	5,627	431,816
Genpact Ltd.	10,300	489,559
Visa, Inc. Class A	966	225,619
		1,146,994
Semiconductors & Semiconductor Equipment - 2.1%
NXP Semiconductors NV	4,095	788,328
Qualcomm, Inc.	3,053	423,756
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	5,288	617,321
		1,829,405
Software - 2.0%
Microsoft Corp.	4,392	1,107,575
NortonLifeLock, Inc.	19,761	427,035
Open Text Corp.	4,655	219,201
		1,753,811
Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	3,257	428,165
Samsung Electronics Co. Ltd.	9,962	726,028
		1,154,193

TOTAL INFORMATION TECHNOLOGY		7,460,697

MATERIALS - 2.6%
Chemicals - 1.1%
Linde PLC	3,431	980,717
Containers & Packaging - 1.1%
Crown Holdings, Inc.	6,107	670,549
WestRock Co.	5,612	312,869
		983,418
Metals & Mining - 0.4%
Anglo American PLC (United Kingdom)	6,786	287,714

TOTAL MATERIALS		2,251,849

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Tower Corp.	2,093	533,234
Lamar Advertising Co. Class A	4,933	488,564
Public Storage	1,682	472,911
		1,494,709
UTILITIES - 5.1%
Electric Utilities - 2.6%
Exelon Corp.	12,192	547,908
NextEra Energy, Inc.	16,196	1,255,352
NRG Energy, Inc.	10,891	390,116
PG&E Corp. (a)	8,656	97,986
		2,291,362
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp.	21,141	356,649
Multi-Utilities - 2.1%
Ameren Corp.	5,277	447,701
CenterPoint Energy, Inc.	13,785	337,595
Dominion Energy, Inc.	8,837	706,076
WEC Energy Group, Inc.	3,791	368,371
		1,859,743

TOTAL UTILITIES		4,507,754

TOTAL COMMON STOCKS
(Cost $65,884,053)		84,549,178

Money Market Funds - 3.9%
Fidelity Cash Central Fund 0.04% (c)
(Cost $3,433,886)	3,433,199	3,433,886
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $69,317,939)		87,983,064
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(143,560)
NET ASSETS - 100%		$87,839,504

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $104,379 or 0.1% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$332
Fidelity Securities Lending Cash Central Fund	39
Total	$371

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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